Retail | Fidelity Emerging Markets Discovery Fund
Supplement to the
Fidelity® Emerging Markets Discovery Fund and Fidelity Total Emerging Markets Fund
December 29, 2012
Prospectus

The following information replaces similar information for Fidelity Emerging Markets Discovery fund found in the "Fund Summary" section under the heading "Fee Table" on page 4.

1 year	$ 153
3 years	$ 774
5 years	$ 1,449
10 years	$ 3,254

The following information replaces similar information for Fidelity Total Emerging Markets Fund found in the "Fund Summary" section under the heading "Fee Table" on page 8.

1 year	$ 143
3 years	$ 482
5 years	$ 849
10 years	$ 1,881